Cover	May 26, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-40012
Entity Registrant Name	COVA ACQUISITION CORP.
Entity Central Index Key	0001837160
Entity Tax Identification Number	98-1572360
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	530 Bush Street
Entity Address, Address Line Two	Suite 703
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	415
Local Phone Number	800-2289
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	COVAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	COVA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COVAW
Security Exchange Name	NASDAQ